Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Exchange Rates for U.S. Dollars into Euros Applicable for Translation of NXP's Financial Statements

The following table sets out the exchange rates for U.S. dollars into euros applicable for translation of NXP’s financial statements for the periods specified.

	$ per € 1
	period end	average(1)	high	low
2017	1.1932	1.1310	1.0474	1.1932
2016	1.0474	1.1065	1.0474	1.1423
2015	1.0915	1.1150	1.0869	1.2155

(1)	The average of the noon-buying rate at the end of each fiscal month during the period presented.

Gross Notional Amounts of Company's Foreign Currency Derivatives by Currency

The gross notional amounts of the Company’s foreign currency derivatives by currency were as follows:

	2017	2016
Euro	696	459
Chinese renminbi	132	45
Japanese yen	29	35
Malaysian ringgit	89	73
Singapore dollar	64	41
Swiss franc	34	4
Taiwan dollar	122	94
Thai baht	68	43
Other	16	5